Inventory (Tables)	3 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventory consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Finished goods	$2,259	$1,784
Raw materials	605	439
	$2,864	$2,223